Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Accounting Policies [Abstract]
Restricted cash	$ 50	$ 0	$ 365
Cash held in trust account	172,779
Impairment expenses
Rate monthly salary	8.33%
Severance expenses	$ 87	$ 75
Recognized tax positions percentage	50.00%
Rght of use assets carrying amount	$ 0